Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations under chartered-in vessels, barges and pushboats
	In operation	To be delivered	Total
June 30, 2016	$90,096	$1,798	$91,894
June 30, 2017	74,833	17,716	92,549
June 30, 2018	70,627	23,305	93,932
June 30, 2019	62,376	23,305	85,681
June 30, 2020	55,887	23,369	79,256
June 30, 2021 and thereafter	100,283	112,767	213,050
Total	$454,102	$202,260	$656,362

Future minimum contractual obligations for newbuildings and subsidiary's obligations

	Drybulk Vessels	Navios Logistics
June 30, 2016	$62,850	$27,418
Total	$62,850	$27,418